Financial Highlights (Tables)	6 Months Ended
Jun. 30, 2014
Financial Highlights [Abstract]
Financial Information Additional Disclosure
Financial Highlights for the three and six months ended June 30, 2014 and 2013 were as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Per Unit operating performance:
Net asset value at the beginning of the period:	$7.39	$7.61	$7.39	$7.57

Interest Income	– (3)	– (3)	– (3)	– (3)
Expenses	(0.10)	(0.16)	(0.21)	(0.30)
Realized/Unrealized Income (1)	– (3)	0.29	0.11	0.47
Net Income (Loss)	(0.10)	0.13	(0.10)	0.17

Net asset value, June 30:	$7.29	$7.74	$7.29	$7.74

Ratios to average net assets:
Net Investment Loss (2)	(5.2)%	(6.9)%	(5.7)%	(7.2)%
Expenses before Incentive Fees (2)	5.2%	6.5%	5.8%	6.5%
Expenses after Incentive Fees (2)	5.2%	6.9%	5.8%	7.3%
Total return before incentive fees	(1.4)%	2.2%	(1.4)%	3.0%
Total return after incentive fees	(1.4)%	1.7%	(1.4)%	2.2%

(1)	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Annualized (except for incentive fees if applicable).

(3)	Amount less than $0.005 per Unit.